Risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Risk Management
Less than 1 Year	R$ 321,881,721	R$ 320,774,167
Between 1 and 5 years	200,999,057	199,768,489
More than 5 years	79,159,211	79,145,188
Loans and advances to customers, gross	602,039,989	599,687,844
By internal classification of risk
Low	411,269,061	443,671,010
Medium-low	135,638,317	105,285,608
Medium	18,147,181	16,421,302
Medium-High	11,600,825	11,575,874
High	25,384,605	22,734,050
Loans and advances to customers, gross	R$ 602,039,989	R$ 599,687,844